Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Series A Preferred Stock [Member]
Preferred stock, dividends declared per share		$ 75.00
Series 1 Preferred Stock [Member]
Preferred stock, dividends declared per share	$ 70.00	$ 70.00
Series 2 Preferred Stock [Member]
Preferred stock, dividends declared per share	$ 0.10